BOARD OF DIRECTORS - Share activity (Details)	12 Months Ended
	Dec. 31, 2021 shares shares	Dec. 31, 2020 shares shares	Dec. 31, 2019 shares shares	Dec. 31, 2018 shares shares	Apr. 07, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	105,056,072				98,281,659
LTIP for Board of Directors and former Board of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	165,000	80,000
Settled (in shares)	0	0	(18,000)	(40,000)
Forfeited (in shares)	0	0	(75,000)	0
Not vested (in shares)	0	0	(72,000)	(40,000)
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	0	0	0	0
Mr. Paul Sekhri | LTIP for Board of Directors and former Board of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	50,000	30,000
Settled (in shares)	0	0	(10,000)	(15,000)
Forfeited (in shares)	0	0	0	0
Not vested (in shares)	0	0	(40,000)	(15,000)
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	0	0	0	0
Ms. Deb Jorn | LTIP for Board of Directors and former Board of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	40,000
Settled (in shares)	0	0	(8,000)
Forfeited (in shares)	0	0	0
Not vested (in shares)	0	0	(32,000)
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	0	0	0
Mr. Aad de Winter | LTIP for Board of Directors and former Board of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	40,000	25,000
Settled (in shares)	0	0	0	(12,500)
Forfeited (in shares)	0	0	(40,000)	0
Not vested (in shares)	0	0	0	(12,500)
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	0	0	0	0
J.B. Ward | LTIP for Board of Directors and former Board of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	35,000	25,000
Settled (in shares)	0	0	0	(12,500)
Forfeited (in shares)	0	0	(35,000)	0
Not vested (in shares)	0	0	0	(12,500)
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	0	0	0	0